Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenues	$ 21,558,334	$ 16,569,194
Cost of revenues	21,019,722	15,971,028
Gross profit	538,612	598,166
Operating expenses:
Selling expenses	240,475	57,450
General and administrative expenses	3,533,305	1,744,110
Total operating expenses	3,773,780	1,801,560
Loss from operations	(3,235,168)	(1,203,394)
Other expenses:
Interest expense, net	(163,782)	(165,652)
Investments loss		(8,355)
Change in fair value of convertible notes		(2,747,451)
Change in fair value of warrants liabilities		(1,608,314)
Other expenses, net	(304,295)	(155,574)
Total other expenses, net	(468,077)	(4,685,346)
Loss before income taxes	(3,703,245)	(5,888,740)
Income taxes (benefits)/expenses	(10,977)
Net loss from continuing operations	(3,692,268)	(5,888,740)
Net income from discontinued operations		1,035,355
Net loss	(3,692,268)	(4,853,385)
Less: net loss attributable to non-controlling interests		(58,708)
Net loss attributable to the Company	(3,692,268)	(4,794,677)
Other comprehensive loss
Foreign currency translation adjustment	283,365	176,237
Comprehensive loss	(3,408,903)	(4,677,148)
Less: comprehensive loss attributable to non-controlling interests	421,152	(48,411)
Comprehensive loss attributable to the Company	(3,830,055)	(4,628,737)
Net loss attributable to the Company
Continuing operations	(3,692,268)	(5,849,673)
Discontinued operations		1,054,996
Total	$ (3,692,268)	$ (4,794,677)
Loss per share
Continuing operations (in Dollars per share)	$ (0.4)	$ (2.95)
Discontinued operations (in Dollars per share)		0.53
Total (in Dollars per share)	$ (0.4)	$ (2.42)
Weighted average number of shares outstanding
Basic (in Shares)	9,293,156	1,980,944
Diluted (in Shares)	9,293,156	1,980,944